Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Matthews International Funds
Entity Central Index Key	0000923184
Document Period End Date	Jun. 30, 2024
C000093221 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Pacific Tiger Fund
Class Name	Institutional Class
Trading Symbol	MIPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Pacific Tiger Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	1.19%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%
Net Assets	$ 1,133,529,585
Holdings Count | Holding	73
Investment Company Portfolio Turnover	185.53%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,133,529,585
Total number of portfolio holdings	73
Portfolio turnover rate as of the end of the reporting period	185.53%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.4%
Tencent Holdings, Ltd.	5.9%
Samsung Electronics Co., Ltd.	4.9%
Hyundai Motor Co.	3.2%
Meituan	2.9%
ICICI Bank, Ltd.	2.7%
Axis Bank, Ltd.	2.7%
SK Hynix, Inc.	2.6%
Reliance Industries, Ltd.	2.1%
Hon Hai Precision Industry Co., Ltd.	2.1%
TOTAL	40.5%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.4%
Tencent Holdings, Ltd.	5.9%
Samsung Electronics Co., Ltd.	4.9%
Hyundai Motor Co.	3.2%
Meituan	2.9%
ICICI Bank, Ltd.	2.7%
Axis Bank, Ltd.	2.7%
SK Hynix, Inc.	2.6%
Reliance Industries, Ltd.	2.1%
Hon Hai Precision Industry Co., Ltd.	2.1%
TOTAL	40.5%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000002785 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Pacific Tiger Fund
Class Name	Investor Class
Trading Symbol	MAPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Pacific Tiger Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$66	1.29%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.29%
Net Assets	$ 1,133,529,585
Holdings Count | Holding	73
Investment Company Portfolio Turnover	185.53%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,133,529,585
Total number of portfolio holdings	73
Portfolio turnover rate as of the end of the reporting period	185.53%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.4%
Tencent Holdings, Ltd.	5.9%
Samsung Electronics Co., Ltd.	4.9%
Hyundai Motor Co.	3.2%
Meituan	2.9%
ICICI Bank, Ltd.	2.7%
Axis Bank, Ltd.	2.7%
SK Hynix, Inc.	2.6%
Reliance Industries, Ltd.	2.1%
Hon Hai Precision Industry Co., Ltd.	2.1%
TOTAL	40.5%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.4%
Tencent Holdings, Ltd.	5.9%
Samsung Electronics Co., Ltd.	4.9%
Hyundai Motor Co.	3.2%
Meituan	2.9%
ICICI Bank, Ltd.	2.7%
Axis Bank, Ltd.	2.7%
SK Hynix, Inc.	2.6%
Reliance Industries, Ltd.	2.1%
Hon Hai Precision Industry Co., Ltd.	2.1%
TOTAL	40.5%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000245021 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews India Active ETF
Class Name	Matthews India Active ETF
Trading Symbol	INDE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews India Active ETF (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews India Active ETF	$42	0.79%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
Net Assets	$ 9,166,875
Holdings Count | Holding	70
Investment Company Portfolio Turnover	60.21%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$9,166,875
Total number of portfolio holdings	70
Portfolio turnover rate as of the end of the reporting period	60.21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Reliance Industries, Ltd.	6.9%
HDFC Bank, Ltd.	5.4%
ICICI Bank, Ltd.	5.2%
Shriram Finance, Ltd.	4.9%
Infosys, Ltd.	4.5%
Tata Consultancy Services, Ltd.	2.8%
Bharti Airtel, Ltd.	2.6%
Alicon Castalloy, Ltd.	2.6%
Neuland Laboratories, Ltd.	2.4%
Axis Bank, Ltd.	2.4%
TOTAL	39.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Reliance Industries, Ltd.	6.9%
HDFC Bank, Ltd.	5.4%
ICICI Bank, Ltd.	5.2%
Shriram Finance, Ltd.	4.9%
Infosys, Ltd.	4.5%
Tata Consultancy Services, Ltd.	2.8%
Bharti Airtel, Ltd.	2.6%
Alicon Castalloy, Ltd.	2.6%
Neuland Laboratories, Ltd.	2.4%
Axis Bank, Ltd.	2.4%
TOTAL	39.7%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000093222 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asian Growth and Income Fund
Class Name	Institutional Class
Trading Symbol	MICSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Asian Growth and Income Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	1.19%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%
Net Assets	$ 284,171,989
Holdings Count | Holding	45
Investment Company Portfolio Turnover	8.10%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$284,171,989
Total number of portfolio holdings	45
Portfolio turnover rate as of the end of the reporting period	8.10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.2%
Tencent Holdings, Ltd.	5.8%
HDFC Bank, Ltd.	5.0%
AIA Group, Ltd.	4.3%
Samsung Electronics Co., Ltd.	3.7%
Tata Consultancy Services, Ltd.	2.8%
Macquarie Korea Infrastructure Fund	2.5%
Computer Age Management Services, Ltd.	2.4%
Singapore Technologies Engineering, Ltd.	2.2%
HKT Trust & HKT, Ltd.	2.2%
TOTAL	42.1%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.2%
Tencent Holdings, Ltd.	5.8%
HDFC Bank, Ltd.	5.0%
AIA Group, Ltd.	4.3%
Samsung Electronics Co., Ltd.	3.7%
Tata Consultancy Services, Ltd.	2.8%
Macquarie Korea Infrastructure Fund	2.5%
Computer Age Management Services, Ltd.	2.4%
Singapore Technologies Engineering, Ltd.	2.2%
HKT Trust & HKT, Ltd.	2.2%
TOTAL	42.1%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000002786 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asian Growth and Income Fund
Class Name	Investor Class
Trading Symbol	MACSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Asian Growth and Income Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$64	1.26%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.26%
Net Assets	$ 284,171,989
Holdings Count | Holding	45
Investment Company Portfolio Turnover	8.10%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$284,171,989
Total number of portfolio holdings	45
Portfolio turnover rate as of the end of the reporting period	8.10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.2%
Tencent Holdings, Ltd.	5.8%
HDFC Bank, Ltd.	5.0%
AIA Group, Ltd.	4.3%
Samsung Electronics Co., Ltd.	3.7%
Tata Consultancy Services, Ltd.	2.8%
Macquarie Korea Infrastructure Fund	2.5%
Computer Age Management Services, Ltd.	2.4%
Singapore Technologies Engineering, Ltd.	2.2%
HKT Trust & HKT, Ltd.	2.2%
TOTAL	42.1%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.2%
Tencent Holdings, Ltd.	5.8%
HDFC Bank, Ltd.	5.0%
AIA Group, Ltd.	4.3%
Samsung Electronics Co., Ltd.	3.7%
Tata Consultancy Services, Ltd.	2.8%
Macquarie Korea Infrastructure Fund	2.5%
Computer Age Management Services, Ltd.	2.4%
Singapore Technologies Engineering, Ltd.	2.2%
HKT Trust & HKT, Ltd.	2.2%
TOTAL	42.1%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000093226 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asia Innovators Fund
Class Name	Institutional Class
Trading Symbol	MITEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Asia Innovators Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$62	1.16%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.16%
Net Assets	$ 314,827,142
Holdings Count | Holding	52
Investment Company Portfolio Turnover	168.55%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$314,827,142
Total number of portfolio holdings	52
Portfolio turnover rate as of the end of the reporting period	168.55%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.0%
Tencent Holdings, Ltd.	5.4%
Samsung Electronics Co., Ltd.	5.4%
Sea, Ltd.	4.6%
Zomato, Ltd.	3.9%
SK Hynix, Inc.	3.7%
PDD Holdings, Inc.	3.4%
Meituan	2.9%
Reliance Industries, Ltd.	2.8%
Trip.com Group, Ltd.	2.7%
TOTAL	46.8%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.0%
Tencent Holdings, Ltd.	5.4%
Samsung Electronics Co., Ltd.	5.4%
Sea, Ltd.	4.6%
Zomato, Ltd.	3.9%
SK Hynix, Inc.	3.7%
PDD Holdings, Inc.	3.4%
Meituan	2.9%
Reliance Industries, Ltd.	2.8%
Trip.com Group, Ltd.	2.7%
TOTAL	46.8%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000002792 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asia Innovators Fund
Class Name	Investor Class
Trading Symbol	MATFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Asia Innovators Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$68	1.28%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.28%
Net Assets	$ 314,827,142
Holdings Count | Holding	52
Investment Company Portfolio Turnover	168.55%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$314,827,142
Total number of portfolio holdings	52
Portfolio turnover rate as of the end of the reporting period	168.55%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.0%
Tencent Holdings, Ltd.	5.4%
Samsung Electronics Co., Ltd.	5.4%
Sea, Ltd.	4.6%
Zomato, Ltd.	3.9%
SK Hynix, Inc.	3.7%
PDD Holdings, Inc.	3.4%
Meituan	2.9%
Reliance Industries, Ltd.	2.8%
Trip.com Group, Ltd.	2.7%
TOTAL	46.8%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.0%
Tencent Holdings, Ltd.	5.4%
Samsung Electronics Co., Ltd.	5.4%
Sea, Ltd.	4.6%
Zomato, Ltd.	3.9%
SK Hynix, Inc.	3.7%
PDD Holdings, Inc.	3.4%
Meituan	2.9%
Reliance Industries, Ltd.	2.8%
Trip.com Group, Ltd.	2.7%
TOTAL	46.8%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000245020 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Pacific Tiger Active ETF
Class Name	Matthews Pacific Tiger Active ETF
Trading Symbol	ASIA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Pacific Tiger Active ETF (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Pacific Tiger Active ETF	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Net Assets	$ 85,073,791
Holdings Count | Holding	73
Investment Company Portfolio Turnover	214.95%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$85,073,791
Total number of portfolio holdings	73
Portfolio turnover rate as of the end of the reporting period	214.95%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.1%
Tencent Holdings, Ltd.	5.9%
Samsung Electronics Co., Ltd.	4.8%
Hyundai Motor Co.	3.2%
Meituan	2.8%
ICICI Bank, Ltd.	2.7%
Axis Bank, Ltd.	2.7%
SK Hynix, Inc.	2.6%
Hon Hai Precision Industry Co., Ltd.	2.2%
Reliance Industries, Ltd.	2.0%
TOTAL	40.0%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.1%
Tencent Holdings, Ltd.	5.9%
Samsung Electronics Co., Ltd.	4.8%
Hyundai Motor Co.	3.2%
Meituan	2.8%
ICICI Bank, Ltd.	2.7%
Axis Bank, Ltd.	2.7%
SK Hynix, Inc.	2.6%
Hon Hai Precision Industry Co., Ltd.	2.2%
Reliance Industries, Ltd.	2.0%
TOTAL	40.0%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000245023 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asia Dividend Active ETF
Class Name	Matthews Asia Dividend Active ETF
Trading Symbol	ADVE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Asia Dividend Active ETF (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Asia Dividend Active ETF	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Net Assets	$ 1,633,590
Holdings Count | Holding	53
Investment Company Portfolio Turnover	17.26%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,633,590
Total number of portfolio holdings	53
Portfolio turnover rate as of the end of the reporting period	17.26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	6.4%
Tencent Holdings, Ltd.	3.5%
HDFC Bank, Ltd.	3.3%
ITOCHU Corp.	3.0%
Keyence Corp.	2.7%
Tokio Marine Holdings, Inc.	2.5%
AIA Group, Ltd.	2.5%
ORIX Corp.	2.4%
Disco Corp.	2.3%
Macquarie Korea Infrastructure Fund	2.3%
TOTAL	30.9%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	6.4%
Tencent Holdings, Ltd.	3.5%
HDFC Bank, Ltd.	3.3%
ITOCHU Corp.	3.0%
Keyence Corp.	2.7%
Tokio Marine Holdings, Inc.	2.5%
AIA Group, Ltd.	2.5%
ORIX Corp.	2.4%
Disco Corp.	2.3%
Macquarie Korea Infrastructure Fund	2.3%
TOTAL	30.9%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000154926 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Sustainable Future Fund
Class Name	Institutional Class
Trading Symbol	MISFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Emerging Markets Sustainable Future Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$58	1.15%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
Net Assets	$ 239,872,525
Holdings Count | Holding	54
Investment Company Portfolio Turnover	23.11%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$239,872,525
Total number of portfolio holdings	54
Portfolio turnover rate as of the end of the reporting period	23.11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Meituan	6.4%
Bandhan Bank, Ltd.	6.3%
Shriram Finance, Ltd.	6.0%
Full Truck Alliance Co., Ltd.	5.4%
Micron Technology, Inc.	4.0%
JD Health International, Inc.	4.0%
Legend Biotech Corp.	4.0%
Hong Kong Exchanges & Clearing, Ltd.	3.7%
Indus Towers, Ltd.	3.2%
Samsung SDI Co., Ltd.	3.1%
TOTAL	46.1%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Meituan	6.4%
Bandhan Bank, Ltd.	6.3%
Shriram Finance, Ltd.	6.0%
Full Truck Alliance Co., Ltd.	5.4%
Micron Technology, Inc.	4.0%
JD Health International, Inc.	4.0%
Legend Biotech Corp.	4.0%
Hong Kong Exchanges & Clearing, Ltd.	3.7%
Indus Towers, Ltd.	3.2%
Samsung SDI Co., Ltd.	3.1%
TOTAL	46.1%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000154925 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Sustainable Future Fund
Class Name	Investor Class
Trading Symbol	MASGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Emerging Markets Sustainable Future Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$66	1.32%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.32%
Net Assets	$ 239,872,525
Holdings Count | Holding	54
Investment Company Portfolio Turnover	23.11%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$239,872,525
Total number of portfolio holdings	54
Portfolio turnover rate as of the end of the reporting period	23.11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Meituan	6.4%
Bandhan Bank, Ltd.	6.3%
Shriram Finance, Ltd.	6.0%
Full Truck Alliance Co., Ltd.	5.4%
Micron Technology, Inc.	4.0%
JD Health International, Inc.	4.0%
Legend Biotech Corp.	4.0%
Hong Kong Exchanges & Clearing, Ltd.	3.7%
Indus Towers, Ltd.	3.2%
Samsung SDI Co., Ltd.	3.1%
TOTAL	46.1%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Meituan	6.4%
Bandhan Bank, Ltd.	6.3%
Shriram Finance, Ltd.	6.0%
Full Truck Alliance Co., Ltd.	5.4%
Micron Technology, Inc.	4.0%
JD Health International, Inc.	4.0%
Legend Biotech Corp.	4.0%
Hong Kong Exchanges & Clearing, Ltd.	3.7%
Indus Towers, Ltd.	3.2%
Samsung SDI Co., Ltd.	3.1%
TOTAL	46.1%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000236791 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asia Innovators Active ETF
Class Name	Matthews Asia Innovators Active ETF
Trading Symbol	MINV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Asia Innovators Active ETF (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Asia Innovators Active ETF	$42	0.79%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
Net Assets	$ 71,825,680
Holdings Count | Holding	53
Investment Company Portfolio Turnover	172.20%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$71,825,680
Total number of portfolio holdings	53
Portfolio turnover rate as of the end of the reporting period	172.20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.0%
Tencent Holdings, Ltd.	5.4%
Samsung Electronics Co., Ltd.	5.4%
Sea, Ltd.	4.5%
Zomato, Ltd.	3.9%
SK Hynix, Inc.	3.7%
PDD Holdings, Inc.	3.4%
Meituan	2.9%
Reliance Industries, Ltd.	2.7%
Trip.com Group, Ltd.	2.7%
TOTAL	46.6%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.0%
Tencent Holdings, Ltd.	5.4%
Samsung Electronics Co., Ltd.	5.4%
Sea, Ltd.	4.5%
Zomato, Ltd.	3.9%
SK Hynix, Inc.	3.7%
PDD Holdings, Inc.	3.4%
Meituan	2.9%
Reliance Industries, Ltd.	2.7%
Trip.com Group, Ltd.	2.7%
TOTAL	46.6%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000093224 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews China Fund
Class Name	Institutional Class
Trading Symbol	MICFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews China Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$57	1.15%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%
Net Assets	$ 413,986,740
Holdings Count | Holding	61
Investment Company Portfolio Turnover	34.33%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$413,986,740
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	34.33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	12.6%
Alibaba Group Holding, Ltd.	6.7%
Meituan	5.9%
China Merchants Bank Co., Ltd.	4.9%
China Construction Bank Corp.	4.8%
PDD Holdings, Inc.	4.2%
Ping An Insurance Group Co. of China, Ltd.	3.6%
PetroChina Co., Ltd.	3.6%
JD.com, Inc.	3.4%
Wuliangye Yibin Co., Ltd.	2.6%
TOTAL	52.3%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings, Ltd.	12.6%
Alibaba Group Holding, Ltd.	6.7%
Meituan	5.9%
China Merchants Bank Co., Ltd.	4.9%
China Construction Bank Corp.	4.8%
PDD Holdings, Inc.	4.2%
Ping An Insurance Group Co. of China, Ltd.	3.6%
PetroChina Co., Ltd.	3.6%
JD.com, Inc.	3.4%
Wuliangye Yibin Co., Ltd.	2.6%
TOTAL	52.3%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000002790 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews China Fund
Class Name	Investor Class
Trading Symbol	MCHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews China Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$63	1.26%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.26%
Net Assets	$ 413,986,740
Holdings Count | Holding	61
Investment Company Portfolio Turnover	34.33%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$413,986,740
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	34.33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	12.6%
Alibaba Group Holding, Ltd.	6.7%
Meituan	5.9%
China Merchants Bank Co., Ltd.	4.9%
China Construction Bank Corp.	4.8%
PDD Holdings, Inc.	4.2%
Ping An Insurance Group Co. of China, Ltd.	3.6%
PetroChina Co., Ltd.	3.6%
JD.com, Inc.	3.4%
Wuliangye Yibin Co., Ltd.	2.6%
TOTAL	52.3%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings, Ltd.	12.6%
Alibaba Group Holding, Ltd.	6.7%
Meituan	5.9%
China Merchants Bank Co., Ltd.	4.9%
China Construction Bank Corp.	4.8%
PDD Holdings, Inc.	4.2%
Ping An Insurance Group Co. of China, Ltd.	3.6%
PetroChina Co., Ltd.	3.6%
JD.com, Inc.	3.4%
Wuliangye Yibin Co., Ltd.	2.6%
TOTAL	52.3%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000093227 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asia Growth Fund
Class Name	Institutional Class
Trading Symbol	MIAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Asia Growth Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$57	1.10%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%
Net Assets	$ 342,008,245
Holdings Count | Holding	69
Investment Company Portfolio Turnover	110.55%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$342,008,245
Total number of portfolio holdings	69
Portfolio turnover rate as of the end of the reporting period	110.55%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	6.9%
Hitachi, Ltd.	4.2%
Keyence Corp.	3.7%
Shin-Etsu Chemical Co., Ltd.	3.5%
Samsung Electronics Co., Ltd.	3.4%
Tencent Holdings, Ltd.	3.2%
SK Hynix, Inc.	2.9%
ORIX Corp.	2.7%
Sea, Ltd.	2.5%
PDD Holdings, Inc.	2.3%
TOTAL	35.3%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	6.9%
Hitachi, Ltd.	4.2%
Keyence Corp.	3.7%
Shin-Etsu Chemical Co., Ltd.	3.5%
Samsung Electronics Co., Ltd.	3.4%
Tencent Holdings, Ltd.	3.2%
SK Hynix, Inc.	2.9%
ORIX Corp.	2.7%
Sea, Ltd.	2.5%
PDD Holdings, Inc.	2.3%
TOTAL	35.3%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000236792 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews China Active ETF
Class Name	Matthews China Active ETF
Trading Symbol	MCH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews China Active ETF (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews China Active ETF	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Net Assets	$ 24,540,265
Holdings Count | Holding	62
Investment Company Portfolio Turnover	35.46%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$24,540,265
Total number of portfolio holdings	62
Portfolio turnover rate as of the end of the reporting period	35.46%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	12.1%
Alibaba Group Holding, Ltd.	6.7%
Meituan	6.0%
China Merchants Bank Co., Ltd.	4.9%
China Construction Bank Corp.	4.7%
Ping An Insurance Group Co. of China, Ltd.	4.6%
PDD Holdings, Inc.	4.1%
PetroChina Co., Ltd.	3.6%
JD.com, Inc.	3.2%
Wuliangye Yibin Co., Ltd.	2.6%
TOTAL	52.5%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings, Ltd.	12.1%
Alibaba Group Holding, Ltd.	6.7%
Meituan	6.0%
China Merchants Bank Co., Ltd.	4.9%
China Construction Bank Corp.	4.7%
Ping An Insurance Group Co. of China, Ltd.	4.6%
PDD Holdings, Inc.	4.1%
PetroChina Co., Ltd.	3.6%
JD.com, Inc.	3.2%
Wuliangye Yibin Co., Ltd.	2.6%
TOTAL	52.5%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000245019 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Sustainable Future Active ETF
Class Name	Matthews Emerging Markets Sustainable Future Active ETF
Trading Symbol	EMSF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Emerging Markets Sustainable Future Active ETF (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Emerging Markets Sustainable Future Active ETF	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Net Assets	$ 23,305,468
Holdings Count | Holding	52
Investment Company Portfolio Turnover	15.28%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$23,305,468
Total number of portfolio holdings	52
Portfolio turnover rate as of the end of the reporting period	15.28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Shriram Finance, Ltd.	7.0%
Meituan	6.6%
Bandhan Bank, Ltd.	6.2%
Full Truck Alliance Co., Ltd.	5.8%
Micron Technology, Inc.	4.3%
Legend Biotech Corp.	3.9%
Hong Kong Exchanges & Clearing, Ltd.	3.9%
JD Health International, Inc.	3.9%
Indus Towers, Ltd.	3.6%
Phoenix Mills, Ltd.	3.3%
TOTAL	48.5%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Shriram Finance, Ltd.	7.0%
Meituan	6.6%
Bandhan Bank, Ltd.	6.2%
Full Truck Alliance Co., Ltd.	5.8%
Micron Technology, Inc.	4.3%
Legend Biotech Corp.	3.9%
Hong Kong Exchanges & Clearing, Ltd.	3.9%
JD Health International, Inc.	3.9%
Indus Towers, Ltd.	3.6%
Phoenix Mills, Ltd.	3.3%
TOTAL	48.5%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000247849 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Discovery Active ETF
Class Name	Matthews Emerging Markets Discovery Active ETF
Trading Symbol	MEMS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Emerging Markets Discovery Active ETF (“Fund”) for the period of January 11, 2024 (Inception date) to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Emerging Markets Discovery Active ETF	$42	0.89%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.89%
Net Assets	$ 8,142,096
Holdings Count | Holding	72
Investment Company Portfolio Turnover	8.72%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$8,142,096
Total number of portfolio holdings	72
Portfolio turnover rate as of the end of the reporting period	8.72%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Shriram Finance, Ltd.	6.7%
Bandhan Bank, Ltd.	5.7%
M31 Technology Corp.	4.1%
Full Truck Alliance Co., Ltd.	4.1%
Wiwynn Corp.	4.0%
Hugel, Inc.	3.9%
Phoenix Mills, Ltd.	3.8%
Legend Biotech Corp.	3.3%
Saudi Tadawul Group Holding Co.	2.6%
Finolex Cables, Ltd.	2.4%
TOTAL	40.6%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Shriram Finance, Ltd.	6.7%
Bandhan Bank, Ltd.	5.7%
M31 Technology Corp.	4.1%
Full Truck Alliance Co., Ltd.	4.1%
Wiwynn Corp.	4.0%
Hugel, Inc.	3.9%
Phoenix Mills, Ltd.	3.8%
Legend Biotech Corp.	3.3%
Saudi Tadawul Group Holding Co.	2.6%
Finolex Cables, Ltd.	2.4%
TOTAL	40.6%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000247850 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews China Discovery Active ETF
Class Name	Matthews China Discovery Active ETF
Trading Symbol	MCHS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews China Discovery Active ETF (“Fund”) for the period of January 11, 2024 (Inception date) to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews China Discovery Active ETF	$42	0.89%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.89%
Net Assets	$ 2,037,375
Holdings Count | Holding	60
Investment Company Portfolio Turnover	61.44%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,037,375
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	61.44%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Yangzijiang Shipbuilding Holdings, Ltd.	4.6%
China Overseas Property Holdings, Ltd.	4.1%
Giant Biogene Holding Co., Ltd.	3.6%
Yantai Jereh Oilfield Services Group Co., Ltd.	3.4%
Hongfa Technology Co., Ltd.	3.0%
ACM Research, Inc.	2.6%
Jason Furniture Hangzhou Co., Ltd.	2.5%
Tongcheng Travel Holdings, Ltd.	2.5%
KE Holdings, Inc.	2.4%
ENN Natural Gas Co., Ltd.	2.4%
TOTAL	31.1%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Yangzijiang Shipbuilding Holdings, Ltd.	4.6%
China Overseas Property Holdings, Ltd.	4.1%
Giant Biogene Holding Co., Ltd.	3.6%
Yantai Jereh Oilfield Services Group Co., Ltd.	3.4%
Hongfa Technology Co., Ltd.	3.0%
ACM Research, Inc.	2.6%
Jason Furniture Hangzhou Co., Ltd.	2.5%
Tongcheng Travel Holdings, Ltd.	2.5%
KE Holdings, Inc.	2.4%
ENN Natural Gas Co., Ltd.	2.4%
TOTAL	31.1%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000093225 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Japan Fund
Class Name	Institutional Class
Trading Symbol	MIJFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Japan Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	1.05%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%
Net Assets	$ 667,483,091
Holdings Count | Holding	45
Investment Company Portfolio Turnover	41.18%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$667,483,091
Total number of portfolio holdings	45
Portfolio turnover rate as of the end of the reporting period	41.18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Keyence Corp.	4.8%
Tokio Marine Holdings, Inc.	4.6%
Hitachi, Ltd.	4.6%
Shin-Etsu Chemical Co., Ltd.	4.3%
Mitsubishi UFJ Financial Group, Inc.	4.2%
Tokyo Electron, Ltd.	4.2%
ITOCHU Corp.	4.2%
ORIX Corp.	4.1%
Recruit Holdings Co., Ltd.	3.6%
Renesas Electronics Corp.	3.2%
TOTAL	41.8%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Keyence Corp.	4.8%
Tokio Marine Holdings, Inc.	4.6%
Hitachi, Ltd.	4.6%
Shin-Etsu Chemical Co., Ltd.	4.3%
Mitsubishi UFJ Financial Group, Inc.	4.2%
Tokyo Electron, Ltd.	4.2%
ITOCHU Corp.	4.2%
ORIX Corp.	4.1%
Recruit Holdings Co., Ltd.	3.6%
Renesas Electronics Corp.	3.2%
TOTAL	41.8%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000002791 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Japan Fund
Class Name	Investor Class
Trading Symbol	MJFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Japan Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$59	1.12%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.12%
Net Assets	$ 667,483,091
Holdings Count | Holding	45
Investment Company Portfolio Turnover	41.18%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$667,483,091
Total number of portfolio holdings	45
Portfolio turnover rate as of the end of the reporting period	41.18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Keyence Corp.	4.8%
Tokio Marine Holdings, Inc.	4.6%
Hitachi, Ltd.	4.6%
Shin-Etsu Chemical Co., Ltd.	4.3%
Mitsubishi UFJ Financial Group, Inc.	4.2%
Tokyo Electron, Ltd.	4.2%
ITOCHU Corp.	4.2%
ORIX Corp.	4.1%
Recruit Holdings Co., Ltd.	3.6%
Renesas Electronics Corp.	3.2%
TOTAL	41.8%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Keyence Corp.	4.8%
Tokio Marine Holdings, Inc.	4.6%
Hitachi, Ltd.	4.6%
Shin-Etsu Chemical Co., Ltd.	4.3%
Mitsubishi UFJ Financial Group, Inc.	4.2%
Tokyo Electron, Ltd.	4.2%
ITOCHU Corp.	4.2%
ORIX Corp.	4.1%
Recruit Holdings Co., Ltd.	3.6%
Renesas Electronics Corp.	3.2%
TOTAL	41.8%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000093228 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews India Fund
Class Name	Institutional Class
Trading Symbol	MIDNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews India Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$55	1.04%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.04%
Net Assets	$ 920,504,819
Holdings Count | Holding	78
Investment Company Portfolio Turnover	51.83%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$920,504,819
Total number of portfolio holdings	78
Portfolio turnover rate as of the end of the reporting period	51.83%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Reliance Industries, Ltd.	7.0%
HDFC Bank, Ltd.	5.6%
ICICI Bank, Ltd.	5.4%
Shriram Finance, Ltd.	4.9%
Infosys, Ltd.	4.4%
Tata Consultancy Services, Ltd.	2.8%
Bharti Airtel, Ltd.	2.5%
Axis Bank, Ltd.	2.4%
IndusInd Bank, Ltd.	2.3%
Bajaj Finance, Ltd.	2.2%
TOTAL	39.5%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Reliance Industries, Ltd.	7.0%
HDFC Bank, Ltd.	5.6%
ICICI Bank, Ltd.	5.4%
Shriram Finance, Ltd.	4.9%
Infosys, Ltd.	4.4%
Tata Consultancy Services, Ltd.	2.8%
Bharti Airtel, Ltd.	2.5%
Axis Bank, Ltd.	2.4%
IndusInd Bank, Ltd.	2.3%
Bajaj Finance, Ltd.	2.2%
TOTAL	39.5%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000002794 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews India Fund
Class Name	Investor Class
Trading Symbol	MINDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews India Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$61	1.16%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.16%
Net Assets	$ 920,504,819
Holdings Count | Holding	78
Investment Company Portfolio Turnover	51.83%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$920,504,819
Total number of portfolio holdings	78
Portfolio turnover rate as of the end of the reporting period	51.83%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Reliance Industries, Ltd.	7.0%
HDFC Bank, Ltd.	5.6%
ICICI Bank, Ltd.	5.4%
Shriram Finance, Ltd.	4.9%
Infosys, Ltd.	4.4%
Tata Consultancy Services, Ltd.	2.8%
Bharti Airtel, Ltd.	2.5%
Axis Bank, Ltd.	2.4%
IndusInd Bank, Ltd.	2.3%
Bajaj Finance, Ltd.	2.2%
TOTAL	39.5%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Reliance Industries, Ltd.	7.0%
HDFC Bank, Ltd.	5.6%
ICICI Bank, Ltd.	5.4%
Shriram Finance, Ltd.	4.9%
Infosys, Ltd.	4.4%
Tata Consultancy Services, Ltd.	2.8%
Bharti Airtel, Ltd.	2.5%
Axis Bank, Ltd.	2.4%
IndusInd Bank, Ltd.	2.3%
Bajaj Finance, Ltd.	2.2%
TOTAL	39.5%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000245022 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Japan Active ETF
Class Name	Matthews Japan Active ETF
Trading Symbol	JPAN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Japan Active ETF (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Japan Active ETF	$42	0.79%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
Net Assets	$ 3,552,875
Holdings Count | Holding	45
Investment Company Portfolio Turnover	46.67%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$3,552,875
Total number of portfolio holdings	45
Portfolio turnover rate as of the end of the reporting period	46.67%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Shin-Etsu Chemical Co., Ltd.	4.5%
Tokio Marine Holdings, Inc.	4.4%
Hitachi, Ltd.	4.4%
Tokyo Electron, Ltd.	4.3%
ORIX Corp.	4.2%
Mitsubishi UFJ Financial Group, Inc.	4.2%
ITOCHU Corp.	4.1%
Keyence Corp.	3.7%
Fast Retailing Co., Ltd.	3.5%
Renesas Electronics Corp.	3.2%
TOTAL	40.5%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Shin-Etsu Chemical Co., Ltd.	4.5%
Tokio Marine Holdings, Inc.	4.4%
Hitachi, Ltd.	4.4%
Tokyo Electron, Ltd.	4.3%
ORIX Corp.	4.2%
Mitsubishi UFJ Financial Group, Inc.	4.2%
ITOCHU Corp.	4.1%
Keyence Corp.	3.7%
Fast Retailing Co., Ltd.	3.5%
Renesas Electronics Corp.	3.2%
TOTAL	40.5%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000241856 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Korea Active ETF
Class Name	Matthews Korea Active ETF
Trading Symbol	MKOR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Korea Active ETF (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Korea Active ETF	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Net Assets	$ 64,440,663
Holdings Count | Holding	36
Investment Company Portfolio Turnover	16.52%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$64,440,663
Total number of portfolio holdings	36
Portfolio turnover rate as of the end of the reporting period	16.52%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd., Pfd.	10.8%
SK Hynix, Inc.	9.0%
Samsung Electronics Co., Ltd.	5.1%
Hyundai Motor Co.	4.4%
Kia Corp.	3.7%
Samsung SDI Co., Ltd.	3.6%
Samsung Fire & Marine Insurance Co., Ltd.	3.5%
S-Oil Corp.	3.3%
Hyundai Mobis Co., Ltd.	3.2%
BGF Retail Co., Ltd.	3.2%
TOTAL	49.8%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Co., Ltd., Pfd.	10.8%
SK Hynix, Inc.	9.0%
Samsung Electronics Co., Ltd.	5.1%
Hyundai Motor Co.	4.4%
Kia Corp.	3.7%
Samsung SDI Co., Ltd.	3.6%
Samsung Fire & Marine Insurance Co., Ltd.	3.5%
S-Oil Corp.	3.3%
Hyundai Mobis Co., Ltd.	3.2%
BGF Retail Co., Ltd.	3.2%
TOTAL	49.8%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000093229 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asia Dividend Fund
Class Name	Institutional Class
Trading Symbol	MIPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Asia Dividend Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$58	1.15%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
Net Assets	$ 700,308,415
Holdings Count | Holding	54
Investment Company Portfolio Turnover	9.46%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$700,308,415
Total number of portfolio holdings	54
Portfolio turnover rate as of the end of the reporting period	9.46%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	6.4%
Tencent Holdings, Ltd.	3.6%
HDFC Bank, Ltd.	3.3%
ITOCHU Corp.	3.2%
Tokio Marine Holdings, Inc.	2.6%
AIA Group, Ltd.	2.6%
ORIX Corp.	2.5%
Suzuki Motor Corp.	2.4%
Macquarie Korea Infrastructure Fund	2.3%
Delta Electronics, Inc.	2.3%
TOTAL	31.2%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	6.4%
Tencent Holdings, Ltd.	3.6%
HDFC Bank, Ltd.	3.3%
ITOCHU Corp.	3.2%
Tokio Marine Holdings, Inc.	2.6%
AIA Group, Ltd.	2.6%
ORIX Corp.	2.5%
Suzuki Motor Corp.	2.4%
Macquarie Korea Infrastructure Fund	2.3%
Delta Electronics, Inc.	2.3%
TOTAL	31.2%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000002793 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asia Growth Fund
Class Name	Investor Class
Trading Symbol	MPACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Asia Growth Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$65	1.25%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
Net Assets	$ 342,008,245
Holdings Count | Holding	69
Investment Company Portfolio Turnover	110.55%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$342,008,245
Total number of portfolio holdings	69
Portfolio turnover rate as of the end of the reporting period	110.55%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	6.9%
Hitachi, Ltd.	4.2%
Keyence Corp.	3.7%
Shin-Etsu Chemical Co., Ltd.	3.5%
Samsung Electronics Co., Ltd.	3.4%
Tencent Holdings, Ltd.	3.2%
SK Hynix, Inc.	2.9%
ORIX Corp.	2.7%
Sea, Ltd.	2.5%
PDD Holdings, Inc.	2.3%
TOTAL	35.3%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	6.9%
Hitachi, Ltd.	4.2%
Keyence Corp.	3.7%
Shin-Etsu Chemical Co., Ltd.	3.5%
Samsung Electronics Co., Ltd.	3.4%
Tencent Holdings, Ltd.	3.2%
SK Hynix, Inc.	2.9%
ORIX Corp.	2.7%
Sea, Ltd.	2.5%
PDD Holdings, Inc.	2.3%
TOTAL	35.3%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000093230 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Small Companies Fund
Class Name	Institutional Class
Trading Symbol	MISMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Emerging Markets Small Companies Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$57	1.15%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%
Net Assets	$ 695,562,034
Holdings Count | Holding	81
Investment Company Portfolio Turnover	10.77%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$695,562,034
Total number of portfolio holdings	81
Portfolio turnover rate as of the end of the reporting period	10.77%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Shriram Finance, Ltd.	6.5%
Bandhan Bank, Ltd.	5.9%
Phoenix Mills, Ltd.	3.5%
Full Truck Alliance Co., Ltd.	3.5%
Hugel, Inc.	3.3%
Legend Biotech Corp.	3.3%
M31 Technology Corp.	3.2%
Airtac International Group	2.2%
Silergy Corp.	2.2%
Eugene Technology Co., Ltd.	2.2%
TOTAL	35.8%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Shriram Finance, Ltd.	6.5%
Bandhan Bank, Ltd.	5.9%
Phoenix Mills, Ltd.	3.5%
Full Truck Alliance Co., Ltd.	3.5%
Hugel, Inc.	3.3%
Legend Biotech Corp.	3.3%
M31 Technology Corp.	3.2%
Airtac International Group	2.2%
Silergy Corp.	2.2%
Eugene Technology Co., Ltd.	2.2%
TOTAL	35.8%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000068052 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Small Companies Fund
Class Name	Investor Class
Trading Symbol	MSMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Emerging Markets Small Companies Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$66	1.32%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.32%
Net Assets	$ 695,562,034
Holdings Count | Holding	81
Investment Company Portfolio Turnover	10.77%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$695,562,034
Total number of portfolio holdings	81
Portfolio turnover rate as of the end of the reporting period	10.77%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Shriram Finance, Ltd.	6.5%
Bandhan Bank, Ltd.	5.9%
Phoenix Mills, Ltd.	3.5%
Full Truck Alliance Co., Ltd.	3.5%
Hugel, Inc.	3.3%
Legend Biotech Corp.	3.3%
M31 Technology Corp.	3.2%
Airtac International Group	2.2%
Silergy Corp.	2.2%
Eugene Technology Co., Ltd.	2.2%
TOTAL	35.8%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Shriram Finance, Ltd.	6.5%
Bandhan Bank, Ltd.	5.9%
Phoenix Mills, Ltd.	3.5%
Full Truck Alliance Co., Ltd.	3.5%
Hugel, Inc.	3.3%
Legend Biotech Corp.	3.3%
M31 Technology Corp.	3.2%
Airtac International Group	2.2%
Silergy Corp.	2.2%
Eugene Technology Co., Ltd.	2.2%
TOTAL	35.8%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000038018 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asia Dividend Fund
Class Name	Investor Class
Trading Symbol	MAPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Asia Dividend Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$64	1.26%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.26%
Net Assets	$ 700,308,415
Holdings Count | Holding	54
Investment Company Portfolio Turnover	9.46%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$700,308,415
Total number of portfolio holdings	54
Portfolio turnover rate as of the end of the reporting period	9.46%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	6.4%
Tencent Holdings, Ltd.	3.6%
HDFC Bank, Ltd.	3.3%
ITOCHU Corp.	3.2%
Tokio Marine Holdings, Inc.	2.6%
AIA Group, Ltd.	2.6%
ORIX Corp.	2.5%
Suzuki Motor Corp.	2.4%
Macquarie Korea Infrastructure Fund	2.3%
Delta Electronics, Inc.	2.3%
TOTAL	31.2%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	6.4%
Tencent Holdings, Ltd.	3.6%
HDFC Bank, Ltd.	3.3%
ITOCHU Corp.	3.2%
Tokio Marine Holdings, Inc.	2.6%
AIA Group, Ltd.	2.6%
ORIX Corp.	2.5%
Suzuki Motor Corp.	2.4%
Macquarie Korea Infrastructure Fund	2.3%
Delta Electronics, Inc.	2.3%
TOTAL	31.2%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000195803 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews China Small Companies Fund
Class Name	Institutional Class
Trading Symbol	MICHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews China Small Companies Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$59	1.20%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.20%
Net Assets	$ 72,872,167
Holdings Count | Holding	59
Investment Company Portfolio Turnover	35.27%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$72,872,167
Total number of portfolio holdings	59
Portfolio turnover rate as of the end of the reporting period	35.27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Yangzijiang Shipbuilding Holdings, Ltd.	4.8%
ENN Natural Gas Co., Ltd.	3.8%
Giant Biogene Holding Co., Ltd.	3.6%
China Overseas Property Holdings, Ltd.	3.5%
Kanzhun, Ltd.	3.5%
Yantai Jereh Oilfield Services Group Co., Ltd.	3.2%
Hongfa Technology Co., Ltd.	2.9%
ACM Research, Inc.	2.9%
Tongcheng Travel Holdings, Ltd.	2.9%
KE Holdings, Inc.	2.7%
TOTAL	33.8%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Yangzijiang Shipbuilding Holdings, Ltd.	4.8%
ENN Natural Gas Co., Ltd.	3.8%
Giant Biogene Holding Co., Ltd.	3.6%
China Overseas Property Holdings, Ltd.	3.5%
Kanzhun, Ltd.	3.5%
Yantai Jereh Oilfield Services Group Co., Ltd.	3.2%
Hongfa Technology Co., Ltd.	2.9%
ACM Research, Inc.	2.9%
Tongcheng Travel Holdings, Ltd.	2.9%
KE Holdings, Inc.	2.7%
TOTAL	33.8%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000101279 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews China Small Companies Fund
Class Name	Investor Class
Trading Symbol	MCSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews China Small Companies Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$69	1.42%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.42%
Net Assets	$ 72,872,167
Holdings Count | Holding	59
Investment Company Portfolio Turnover	35.27%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$72,872,167
Total number of portfolio holdings	59
Portfolio turnover rate as of the end of the reporting period	35.27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Yangzijiang Shipbuilding Holdings, Ltd.	4.8%
ENN Natural Gas Co., Ltd.	3.8%
Giant Biogene Holding Co., Ltd.	3.6%
China Overseas Property Holdings, Ltd.	3.5%
Kanzhun, Ltd.	3.5%
Yantai Jereh Oilfield Services Group Co., Ltd.	3.2%
Hongfa Technology Co., Ltd.	2.9%
ACM Research, Inc.	2.9%
Tongcheng Travel Holdings, Ltd.	2.9%
KE Holdings, Inc.	2.7%
TOTAL	33.8%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Yangzijiang Shipbuilding Holdings, Ltd.	4.8%
ENN Natural Gas Co., Ltd.	3.8%
Giant Biogene Holding Co., Ltd.	3.6%
China Overseas Property Holdings, Ltd.	3.5%
Kanzhun, Ltd.	3.5%
Yantai Jereh Oilfield Services Group Co., Ltd.	3.2%
Hongfa Technology Co., Ltd.	2.9%
ACM Research, Inc.	2.9%
Tongcheng Travel Holdings, Ltd.	2.9%
KE Holdings, Inc.	2.7%
TOTAL	33.8%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000236790 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Equity Active ETF
Class Name	Matthews Emerging Markets Equity Active ETF
Trading Symbol	MEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Emerging Markets Equity Active ETF (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Emerging Markets Equity Active ETF	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Net Assets	$ 55,742,402
Holdings Count | Holding	73
Investment Company Portfolio Turnover	72.94%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$55,742,402
Total number of portfolio holdings	73
Portfolio turnover rate as of the end of the reporting period	72.94%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.7%
Samsung Electronics Co., Ltd.	5.7%
Tencent Holdings, Ltd.	5.3%
ICICI Bank, Ltd.	3.7%
Reliance Industries, Ltd.	2.6%
HDFC Bank, Ltd.	2.1%
Hyundai Motor Co.	2.1%
China Construction Bank Corp.	2.0%
Meituan	1.9%
UltraTech Cement, Ltd.	1.9%
TOTAL	38.0%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.7%
Samsung Electronics Co., Ltd.	5.7%
Tencent Holdings, Ltd.	5.3%
ICICI Bank, Ltd.	3.7%
Reliance Industries, Ltd.	2.6%
HDFC Bank, Ltd.	2.1%
Hyundai Motor Co.	2.1%
China Construction Bank Corp.	2.0%
Meituan	1.9%
UltraTech Cement, Ltd.	1.9%
TOTAL	38.0%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000093231 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews China Dividend Fund
Class Name	Institutional Class
Trading Symbol	MICDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews China Dividend Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	1.20%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%
Net Assets	$ 98,876,727
Holdings Count | Holding	40
Investment Company Portfolio Turnover	40.35%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$98,876,727
Total number of portfolio holdings	40
Portfolio turnover rate as of the end of the reporting period	40.35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	10.8%
Alibaba Group Holding, Ltd.	6.3%
Yangzijiang Shipbuilding Holdings, Ltd.	4.0%
China Merchants Bank Co., Ltd.	3.8%
Ping An Insurance Group Co. of China, Ltd.	3.7%
China Construction Bank Corp.	3.6%
Postal Savings Bank of China Co., Ltd.	3.4%
Meituan	3.2%
Haier Smart Home Co., Ltd.	3.1%
Tsingtao Brewery Co., Ltd.	3.1%
TOTAL	45.0%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings, Ltd.	10.8%
Alibaba Group Holding, Ltd.	6.3%
Yangzijiang Shipbuilding Holdings, Ltd.	4.0%
China Merchants Bank Co., Ltd.	3.8%
Ping An Insurance Group Co. of China, Ltd.	3.7%
China Construction Bank Corp.	3.6%
Postal Savings Bank of China Co., Ltd.	3.4%
Meituan	3.2%
Haier Smart Home Co., Ltd.	3.1%
Tsingtao Brewery Co., Ltd.	3.1%
TOTAL	45.0%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000081250 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews China Dividend Fund
Class Name	Investor Class
Trading Symbol	MCDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews China Dividend Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$67	1.33%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.33%
Net Assets	$ 98,876,727
Holdings Count | Holding	40
Investment Company Portfolio Turnover	40.35%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$98,876,727
Total number of portfolio holdings	40
Portfolio turnover rate as of the end of the reporting period	40.35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	10.8%
Alibaba Group Holding, Ltd.	6.3%
Yangzijiang Shipbuilding Holdings, Ltd.	4.0%
China Merchants Bank Co., Ltd.	3.8%
Ping An Insurance Group Co. of China, Ltd.	3.7%
China Construction Bank Corp.	3.6%
Postal Savings Bank of China Co., Ltd.	3.4%
Meituan	3.2%
Haier Smart Home Co., Ltd.	3.1%
Tsingtao Brewery Co., Ltd.	3.1%
TOTAL	45.0%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings, Ltd.	10.8%
Alibaba Group Holding, Ltd.	6.3%
Yangzijiang Shipbuilding Holdings, Ltd.	4.0%
China Merchants Bank Co., Ltd.	3.8%
Ping An Insurance Group Co. of China, Ltd.	3.7%
China Construction Bank Corp.	3.6%
Postal Savings Bank of China Co., Ltd.	3.4%
Meituan	3.2%
Haier Smart Home Co., Ltd.	3.1%
Tsingtao Brewery Co., Ltd.	3.1%
TOTAL	45.0%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000219130 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Equity Fund
Class Name	Institutional
Trading Symbol	MIEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Emerging Markets Equity Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Net Assets	$ 21,454,905
Holdings Count | Holding	75
Investment Company Portfolio Turnover	72.06%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$21,454,905
Total number of portfolio holdings	75
Portfolio turnover rate as of the end of the reporting period	72.06%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.9%
Samsung Electronics Co., Ltd.	5.6%
Tencent Holdings, Ltd.	5.4%
ICICI Bank, Ltd.	3.4%
Reliance Industries, Ltd.	2.6%
China Construction Bank Corp.	2.1%
Hyundai Motor Co.	2.1%
HDFC Bank, Ltd.	2.1%
UltraTech Cement, Ltd.	2.0%
Meituan	1.9%
TOTAL	38.1%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.9%
Samsung Electronics Co., Ltd.	5.6%
Tencent Holdings, Ltd.	5.4%
ICICI Bank, Ltd.	3.4%
Reliance Industries, Ltd.	2.6%
China Construction Bank Corp.	2.1%
Hyundai Motor Co.	2.1%
HDFC Bank, Ltd.	2.1%
UltraTech Cement, Ltd.	2.0%
Meituan	1.9%
TOTAL	38.1%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000219129 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Equity Fund
Class Name	Investor
Trading Symbol	MEGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Emerging Markets Equity Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$59	1.15%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
Net Assets	$ 21,454,905
Holdings Count | Holding	75
Investment Company Portfolio Turnover	72.06%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$21,454,905
Total number of portfolio holdings	75
Portfolio turnover rate as of the end of the reporting period	72.06%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.9%
Samsung Electronics Co., Ltd.	5.6%
Tencent Holdings, Ltd.	5.4%
ICICI Bank, Ltd.	3.4%
Reliance Industries, Ltd.	2.6%
China Construction Bank Corp.	2.1%
Hyundai Motor Co.	2.1%
HDFC Bank, Ltd.	2.1%
UltraTech Cement, Ltd.	2.0%
Meituan	1.9%
TOTAL	38.1%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.9%
Samsung Electronics Co., Ltd.	5.6%
Tencent Holdings, Ltd.	5.4%
ICICI Bank, Ltd.	3.4%
Reliance Industries, Ltd.	2.6%
China Construction Bank Corp.	2.1%
Hyundai Motor Co.	2.1%
HDFC Bank, Ltd.	2.1%
UltraTech Cement, Ltd.	2.0%
Meituan	1.9%
TOTAL	38.1%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000240350 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets ex China Active ETF
Class Name	Matthews Emerging Markets ex China Active ETF
Trading Symbol	MEMX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Emerging Markets ex China Active ETF (“Fund”) for the period of January 01, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Emerging Markets ex China Active ETF	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Net Assets	$ 26,623,405
Holdings Count | Holding	61
Investment Company Portfolio Turnover	48.23%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$26,623,405
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	48.23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	13.1%
Samsung Electronics Co., Ltd.	3.5%
Samsung Electronics Co., Ltd., Pfd.	2.8%
BIM Birlesik Magazalar AS	2.7%
HDFC Bank, Ltd.	2.6%
Despegar.com Corp.	2.4%
Reliance Industries, Ltd.	2.4%
Shriram Finance, Ltd.	2.3%
UltraTech Cement, Ltd.	2.2%
Dino Polska SA	2.1%
TOTAL	36.1%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	13.1%
Samsung Electronics Co., Ltd.	3.5%
Samsung Electronics Co., Ltd., Pfd.	2.8%
BIM Birlesik Magazalar AS	2.7%
HDFC Bank, Ltd.	2.6%
Despegar.com Corp.	2.4%
Reliance Industries, Ltd.	2.4%
Shriram Finance, Ltd.	2.3%
UltraTech Cement, Ltd.	2.2%
Dino Polska SA	2.1%
TOTAL	36.1%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.